ACQUISITION AND DISPOSITIONS - SPECTRA, MERGER TRANSACTION (Details) CAD in Millions		3 Months Ended	6 Months Ended
	Feb. 27, 2017 CAD shares	Jun. 30, 2016 CAD	Jun. 30, 2016 CAD	Feb. 27, 2017 $ / shares
ACQUISITIONS
Cash consideration in lieu of fractional shares		CAD 485	CAD 539
Spectra Energy Corp
ACQUISITIONS
Purchase price	CAD 37,509
Enbridge shares received by Spectra Energy shareholders for each share of Spectra Energy common stock owned (in shares) | shares	0.984
Ownership interest acquired (as a percent)				100.00%
Cash consideration in lieu of fractional shares	CAD 3
Spectra Energy Corp | Common shares
ACQUISITIONS
Equity issued as consideration to complete the Merger Transaction (in shares) | shares	691,000,000
Price of shares issued as consideration (in USD per share) | $ / shares				$ 41.34
Value of equity issued as consideration	CAD 37,429
Spectra Energy Corp | Stock options
ACQUISITIONS
Equity issued as consideration to complete the Merger Transaction (in shares) | shares	3,500,000
Value of equity issued as consideration	CAD 77